NET REVENUES - Key revenue streams (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
NET REVENUES
Revenue	¥ 12,907,407	$ 1,845,734	¥ 12,405,582	¥ 4,640,171
Franchised Teahouses
NET REVENUES
Revenue	11,417,091	1,632,622	11,632,374	4,395,908
Sales of products
NET REVENUES
Revenue	10,440,456		10,788,976	4,148,198
Raw materials & packaging
NET REVENUES
Revenue	10,083,091		9,890,969	3,585,139
Teahouse equipment and other supplies
NET REVENUES
Revenue	357,365		898,007	563,059
Franchising and other services
NET REVENUES
Revenue	976,635		843,398	247,710
Company-owned teahouse operating costs
NET REVENUES
Revenue	¥ 1,490,316	$ 213,112	¥ 773,208	¥ 244,263